CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	$ 5,224	$ 5,856
Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	3,129	3,499
Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	2,095	2,357
UTStarcom Hong Kong Holdings Ltd. | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	3,129	3,499
ACELAND | Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	$ 2,095	$ 2,357